SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Recently adopted accounting pronouncements

Adoption of ASU 2016-13

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost and is codified in ASC Topic 326, Credit Losses (“ASC 326”). ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. The Company adopted ASU 2016-13 on January 1, 2020, using a modified retrospective transition method and did not restate the comparable periods, which resulted in a cumulative-effect adjustment to decrease the opening balance of retained earnings on January 1, 2020 by RMB1,223, representing the allowance for credit losses for account receivable, other current assets and net investment in direct financing lease and corresponding deferred tax impact.

The Group maintains an allowance for credit losses for accounts receivable and other receivables included in prepayments and other current assets, which is recorded as an offset to accounts receivable and other receivables included in prepayments and other current assets, and the estimated credit losses charged to the allowance is classified as "General and administrative expenses" in the consolidated statements of comprehensive loss. When similar risk characteristics exist, the Group assesses collectability and measure expected credit losses on a collective basis for a pool of assets, whereas if similar risk characteristics do not exist, the Group assesses collectability and measures expected credit losses on an individual asset basis. The provision for expected credit losses is estimated based on the types of receivables and relevant customers, management’s experience with collection trends and the current and expected economic and business conditions. The Group evaluates the provision for expected credit losses on a regular basis and adjusts the provision based on changes in the customers’ circumstances and other available information. In determining the amount of the allowance for credit losses, the Group considers historic collection experience, the age of the accounts receivable and other receivables included in prepayments and other current assets, credit quality of the Group's customers or creditors, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the customer's ability to pay. The significant assumptions used including the disaggregation criteria and the estimated loss rates related to account receivables, and the credit rating of debtors probability of default and loss rates given default related to other receivables.

Adoption of ASU 2018-13

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework- Changes to the Disclosure Requirements for Fair Value Measurement. The update eliminates, modifies, and adds certain disclosure requirements for fair value measurements. The added disclosure requirements and the modified disclosure on the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. All other changes to disclosure requirements in this update should be applied retrospectively to all periods presented upon their effective date. The Company adopted this standard on January 1, 2020. There was no material impact to the Company's financial position or results of operations upon adoption.

Going Concern

The Company experienced net loss from continuing operations of RMB259,297, RMB352,092, RMB404,029 (US$61,922) for the years ended December 31, 2018, 2019 and 2020, respectively, and negative cash flows from operating activities of approximately RMB195,347 and RMB229,766 (US$35,212) for the years ended December 31, 2019 and 2020, respectively. As of December 31, 2020, the Company had cash position of RMB334,264 (US$51,229), working capital of RMB163,881 (US$25,114), an accumulated deficit of RMB2,456,649(US$376,498).

These adverse conditions indicate that there is substantial doubt about the Company’s ability to continue as a going concern. In 2021, the Company had successfully completed the following financing activities to improve its liquidity: (1) the Company received capital injection from several investors for RMB400,000 (US$61,304) into the Company’s subsidiary by the date of this report; (2) the Company issued convertible bonds for approximately RMB 97,875 (US$15,000) to two investors in August, 2021; (3) the Company obtained credit facilities and loans that provided by several banks in the PRC for about RMB 418,366 (US$64,118) by the date of this report. Meanwhile, the Company plans to seek additional equity financing from new investors into its hospital business operation. Therefore, management believed that the substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued has been alleviated. However, there can be no assurance that capital will be available as necessary to meet the Company’s capital commitment on the investment in the hospital business, or, if the capital is available, that it will be timely and on terms acceptable to the Company.

Based on cash flows projection from operating and financing activities and existing balance of cash and cash equivalents, management is of the opinion that the Company has sufficient funds for sustainable operations and it will be able to meet its payment obligations from operations and debt related commitments for the next twelve months from the issuance of the consolidated financial statements. Based on the above considerations, the accompanying financial statements have been prepared in accordance with U.S. GAAP, on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The financial statements do not include any adjustments relating to the recoverability and classification of asset and amounts and classification of liabilities that may be necessary should the Company be unable to continue as a going concern.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company’s financial statements include, but are not limited to, impairment of long-lived assets and goodwill, expected credit losses for accounts receivable and other receivables included in prepayments and other current assets, purchase price allocation, fair value measurement of retained noncontrolling interest after losing control of subsidiary, measurement of avaiavle for sale debt securities, unrecognized tax benefits, realization of deferred tax assets, share-based compensation expenses, incremental borrowing rate of right-of-use assets and related lease obligation. Actual results could materially differ from those estimates.

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries and the VIE and its subsidiaries for which the Company or a subsidiary of the Company is the primary beneficiary. All transactions and balances between the Company, subsidiaries and VIE and its subsidiaries have been eliminated upon consolidation. Results of acquired subsidiaries and its VIE and its subsidiaries are consolidated from the date on which control is transferred to the Company.

Foreign currency translation and transactions

The Company’s PRC subsidiaries determine their functional currencies to be the Chinese Renminbi (“RMB”) based on the criteria of ASC 830, Foreign Currency Matters (“ASC 830”). The Group uses the RMB as its reporting currency. Generally, the Company and other subsidiaries incorporated outside PRC use their local currency as functional currency. The Company and the subsidiaries whose functional currency is not RMB use the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive loss.

Accumulated other comprehensive loss represents the cumulative foreign currency translation adjustments at each balance sheet date.

Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.525 to US$1.00 on December 31, 2020 as published on the website of the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Comparative Information

Certain items reported in the prior year's consolidated statements have been reclassified to conform with the current year's presentation to facilitate comparison.

Business combination and noncontrolling interests

The Group accounts for business combinations using the purchase method of accounting in accordance with ASC 805, Business Combinations. ASC 805 requires the Group to recognize separately from goodwill the assets acquired, the liabilities assumed and the noncontrolling interest at their acquisition date fair values. Goodwill as of the acquisition date is measured as the excess of consideration transferred and the net of the acquisition date fair values of the assets acquired and the liabilities assumed. In cases where the Group acquires less than 100% ownership interest, the Group will derive the fair value of the acquired business as a whole, which will typically include a control premium and subtract the consideration transferred by the Group for the controlling interest to identify the fair value of the noncontrolling interest. In addition, the share purchase agreements entered into may contain contingent consideration provisions obligating the Group to pay additional purchase consideration, upon the acquired business’s achievement of certain agreed upon operating performance-based milestones. Under ASC 805, these contingent consideration arrangements are required to be recognized and measured at fair value at the acquisition date as either a liability or as an equity instrument, with liability instruments being required to be remeasured at each reporting period through the Company’s statements of comprehensive income (loss) until such time as to when the contingency is resolved. Where the fair value of the net assets acquired exceeds the consideration paid, a gain as a result of the bargain purchase will be recognized through the consolidated statements of comprehensive loss at the close of the transaction.

The Group derives estimates of the fair value of assets acquired and liabilities assumed using reasonable assumptions based on historical experiences and on the information obtained from management of the acquired companies. Critical estimates in valuing certain of the intangible assets and pre-existing agreements included but were not limited to the following: deriving estimates of future expected cash flows from the acquired business, the determination of an appropriate discount rate, deriving assumptions regarding the period of time that the related benefits would continue and the initial measurement and recognition of any contingent consideration arrangements and the evaluation of whether contingent consideration arrangement is in substance compensation for future services. Unanticipated events may occur which may affect the accuracy or validity of such assumptions or estimates.

In a business combination achieved in stages, the Group re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated income statements.

For the Company's non-wholly owned subsidiaries, a noncontrolling interest is recognized to reflect portion of equity that is not attributable, directly or indirectly, to the Company. When the noncontrolling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company, the noncontrolling interest is classified as mezzanine equity. The Company accretes changes in the redemption value over the period from the date that it becomes probable that the mezzanine equity will become redeemable to the earliest redemption date using the effective interest method. When the noncontrolling interest is mandatory redeemable on a fixed or determinable date, the noncontrolling interest is classified as liabilities.

If a transaction does not meet the definition of a business, the transaction is recorded as an asset acquisition. Accordingly, the identifiable assets acquired and liabilities assumed are measured at the fair value of the consideration paid, based on their relative fair values at the acquisition date. Acquisition-related costs are included in the consideration paid and capitalized. Any contingent consideration payable that is dependent on the purchaser’s future activity is not included in the consideration paid until the activity requiring the payment is performed. Any resulting future amounts payable are recognized in profit or loss when incurred. No goodwill and no deferred tax asset or liability arising from the assets acquired and liabilities assumed are recognized upon the acquisition of assets.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of businesses. The Group adopted ASU 2017-01 on January 1, 2018, there is no material impact on the Group’s consolidated financial statements.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks which are unrestricted as to withdrawal and use and have original maturities less than three months. All highly liquid investments with a stated maturity of 90 days or less from the date of purchase are classified as cash equivalents.

Restricted cash

Restricted cash represents cash pledged to financial institutions as collateral for the Group’s short-term and long-term borrowings and was recorded under non-current on the classification of the underlying bank borrowings (note 18). Such restricted cash is not available to fund the general liquidity needs of the Group.

The Group adopted Accounting Standards Update (“ASU”) No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, (“ASU 2016-18”), effective January 1, 2018 using the retrospective transition method and included all restricted cash with cash and cash equivalent when reconciling beginning-of-period and end-of-period total amounts presented in the consolidated statements of cash flows.

Long-term investments

The Group’s long-term investments consist of equity investments without readily determinable fair value,equity method investments and available-for-sale debt securities.

The Group adopted ASC 321, Investments-Equity Securities, (“ASC 321”) on January 1, 2018 and the cumulative effect of adopting the new standard on opening accumulated deficit was not material. Pursuant to ASC 321, equity investments, except for those accounted for under the equity method and those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures, (“ASC 820”), the Group elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASC 820. The Group recognizes an impairment loss in net income equal to the difference between the carrying value and fair value if the investment’s fair value is less than carrying value.

Investments in equity investees represent investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC Subtopic 323-10, Investments-Equity Method and Joint Ventures: Overall, (“ASC 323-10”). The Group applies the equity method of accounting that is consistent with ASC 323-10 in limited partnerships in which the Group holds a three percent or greater interest. Under the equity method, the Group initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net profit or loss into its consolidated statements of operations. The Group evaluates its equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in the consolidated statements of operations when the decline in value is determined to be other-than-temporary.

Debt securities that the Group has the intent to hold the security for a long period or may sell the security in response to the changes in economic conditions are classified as available-for-sale. The Company reported it at fair value which was estimated using the net asset value in accordance with  ASC 820-10-15-4 and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income. Upon sale, realized gains and losses are reported in net income.

Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. In accordance with ASC Topic 350, Goodwill and Other Intangible Assets, (“ASC 350”), recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

In accordance with ASC 350, the Group assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. As of December 31, 2019, the Group has three reporting units consisting of network business, domestic hospital business and overseas hospital business. As of December 31, 2020, after the disposal of the CHS, the Group divided its business into two reporting units, including network business and hospital business. Goodwill resulted from the acquisitions of subsidiaries during the years ended December 31, 2019 and 2020 was assigned to domestic hospital business reporting unit.

The Group early adopted ASU No. 2017-04, Simplifying the Test for Goodwill Impairment, (“ASU 2017-04”). Under the new guidance, the Group has the option to either assess qualitative factors first to determine whether it is necessary to perform the two-step test, or the Group has an unconditional option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the quantitative goodwill impairment test by calculating the fair value of the reporting unit and comparing that value with its carrying amount,  in accordance with ASC 350-20. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. If a reporting unit’s carrying amount exceeds its fair value, an entity will record an impairment charge based on that difference. The impairment charge will be limited to the amount of goodwill allocated to that reporting unit.

For the year ended December 31, 2019 and 2020, the Company elected to bypass the qualitative assessment and proceed directly to performing the quantitative goodwill impairment testing. The Company considered the future discounted cash flows expected to be generated by the hospital business to determine the fair value of the reporting unit. In determine the fair value of the reporting unit, the Company estimated significant assumptions including revenue growth rate, operating margin, capital expenditure, terminal growth rate and discount rate. The assumptions may be significantly affected by unexpected changes in future economic and market conditions, including the impact of COVID-19, as well as regulatory requirements. As of December 31, 2019 and 2020, the fair value of the reporting unit that the goodwill was assigned to exceeded its carrying amount, therefore, goodwill was not impaired and the Company was not required to perform further testing.

Accounts receivable and credit losses for doubtful accounts

Accounts receivable are recognized and carried at the original invoiced amount less allowance for credit losses. An estimate for the allowance for credit losses is discussed above ("Adoption of ASU 2016-13"). The receivable balances are written off when they are deemed uncollectible. The Group generally does not require collateral from its customers.

Inventories

Inventories, consisting of medicine, medical supplies and low-value consumables, are accounted for using the individual pricing method, and are valued at the lower of cost or market.

Loan receivables

Loan receivables represented the loans to related parties and third parties, which were measured at amortized cost and reported in the consolidated balance sheets at outstanding principle. Loan receivables with collection period within one year are classified as prepayments and other current assets in the consolidated balance sheets. Cash paid for loan originations and cash received from loan repayments are classified as operating activities in the consolidated statements of cash flows.

Leases

Lessee Accounting

The Group leases office space, and land use rights. The Group’s offices leases generally have lease terms between 1 to 20 years. The Group’s lease agreements include fixed and variable lease payments and do not contain material residual value guarantees. The Group’s leases do not contain restrictions or covenants that restrict the Group from incurring other financial obligation. The Group also makes upfront payments to acquire the leased land from the owners, with lease periods of 50 years (“land use right”). There is no ongoing payment under the terms of these land use rights.

The Group determines if an arrangement is a lease at inception and classifies leases as operating or finance leases in accordance with the recognition criteria in ASC 842-20-25-2. The Group classifies a lease as a finance lease if the lease meets any one of the following criteria:

a. The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

b. The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

c. The lease term is for a major part of the remaining economic life of the underlying asset.

d. The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already included in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.

e. The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

The Group classifies a lease as an operating lease when it does not meet any one of these criteria.

For operating leases, the Group recognizes a right-of-use (“ROU”) asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date.    Lease expense is recorded on a straight-line basis over the lease term.  As the Group’s leases do not provide an implicit rate, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. In estimating its incremental borrowing rate, the Group considers its credit rating, nature of underlying asset, and publicly available data of borrowing rates for loans of similar amount, currency and term as the lease.

When the Group enters into sale-leaseback transactions as lessee, it first assesses whether the effectively transferred the underlying asset using the guidance in ASC 606. If the Group transfers the control of the leased asset to the buyer-lessor, the Group accounts for the sale of the underlying asset in accordance with ASC606. The subsequent leaseback of the asset is accounted for in accordance with ASC842 in the same manner as any other lease. If the seller-lessee does not transfer the control of the leased asset to the buyer-lessor, it is a failed sales-leaseback transaction and subsequently accounted for as a financing arrangement.

Lessor Accounting

The Group provides sales-type, direct financing and operating leases of various medical equipment primarily to hospitals in the PRC for periods ranging from 5 to 20 years.  The Group classifies a lease as a sales-type lease in accordance with the recognition criteria in ASC 842-20-25 if the lease meets any one of the criteria mentioned above when determining a finance lease. For sales-type leases, the Group derecognizes the underlying asset and recognizes the net investment in the lease which is the sum of the lease receivable when collectability is probable at lease commencement.  All initial direct costs are expensed at commencement date.  The Group subsequently recognize interest income over the lease term using the effective interest method.  Many of the Group’s leases contain variable lease payments based on the revenue or profit generated from the hospitals’ use of the underlying assets, the specific amounts of which are agreed monthly with the hospitals and settled based on the Group’s payment terms.  In such circumstances, the Group recognizes a selling loss at commencement for the difference between the net investment in the lease and the carrying amount of the underlying asset. The Group does not include variable lease payments in the net investment in the lease and such payments are recognized as income in profit or loss in the period when the facts and circumstances on which the variable lease payments are based occur.

When none of the criteria in ASC 842-20-25-2 are met, the Group classifies a lease as either a direct financing lease or an operating lease. The Group classifies as a direct financing lease if (i) the present value of the sum of lease payments and any residual value guarantee equals or exceeds substantially all the fair value of the underlying asset; and (ii) it is probable at inception that it will collect the lease payments plus any amount necessary to satisfy a residual value guarantee. If both of the criteria above are not met, the lease is classified as an operating lease.

A general description of the Group’s lease income for each type of lease arrangement was as follows:

i.Sales-type lease income

The Group provides diagnostic imaging and/or radiation oncology system (“medical equipment”) to hospitals in the PRC through lease arrangements ranging from 5 to 20 years.  In certain circumstances, the Group also provides full-time qualified system technician responsible for certain management services related to the radiotherapy or diagnostic services being performed by the hospital centers’ doctors to their patients.  The Group receives a portion of the hospital’s revenue or profits from delivering the diagnostic imaging and / or radiation oncology services to patients, based on the revenue-sharing or profit-sharing formula predetermined in the contracts.

The Group evaluates such arrangements at inception to determine whether they contain a lease and the lease classification under ASC 842. Most of such arrangements are classified as sales-type leases since these agreements often include an option to the hospitals to purchase the underlying asset which the hospitals are reasonably certain to exercise. Variable lease payments are fully constrained at inception of the contract. Variable fees are included in the arrangement transaction price when significant reversal is not expected to occur, which is the time when the hospital calculates the profit sharing under the arrangement and agreed upon by both parties, typically at month end.

The Group’s arrangements may contain lease and non-lease components. Non-lease components primarily include payments for maintenance, update and consultation services related to the medical equipment.  The Group allocates the lease and non-lease components of the contract consideration on a relative standalone selling price basis.

ii.Operating lease income

The Group elected the package of practical expedients which allowed the Group not to separate lease and non-lease components for diagnostic imaging and /or radiation oncology systems assets and recognizes profit sharing revenue under ASC 842.  If there is a non-lease component whose pattern and timing is not the same the Group allocates the consideration on a relative standalone selling price basis.

iii.Direct financing lease income

The Group purchases hospital equipment from third party equipment manufacturers which is installed at various hospitals throughout the PRC.  The hospitals utilize the hospital equipment radiotherapy or diagnostic services being performed by the hospital centers’ doctors to their patients.  These lease arrangements include either title transfer upon maturity of the lease term or bargain purchase option held by the hospital.  The Group receives fixed monthly rental payments from the hospital, which on a discounted basis does not give rise to any dealer profit. The Group records revenue attributable to direct financing leases so as to produce a constant rate of return on the balance of the net investment in the lease.

Property, plant and equipment, net

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Estimated
residual
Category	Estimated useful life	value
Buildings	20‑50 years	—
Medical equipment*	5‑20 years	—
Electronic and office equipment	3‑5 years	—
Motor vehicles	5 years	—
Leasehold improvement and building improvement	shorter of lease term or 5 years	—

*      The cost of the asset is amortized over the estimated useful life. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized over the shorter of customer contract or the useful life of the asset which ranges from 5 to 20 years.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extends the useful lives of property, plant and equipment is capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Costs incurred in constructing new facilities, including progress payment, interest and other costs relating to the construction are capitalized and transferred to fixed assets upon completion. During the years ended December 31, 2018, 2019 and 2020 total interest costs incurred amounted to RMB101,717, RMB110,319 and RMB148,642, (US$22,780), respectively, in which interest costs capitalized amounted to RMB55,485, RMB81,619 and RMB67,283 (US$10,312), respectively.

Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination were recognized initially at fair value at the date of acquisition. The operating license relates to the medical business qualification and permission for medical equipment operation. The favorable leases relate to favorable lease terms as lessee based on market conditions that exist on the date of acquisition and are amortized over the remaining term of the leases. The customer relationship assets relate to the ability to sell existing and future services to existing customers and have been estimated using the income method. Operating leases relate to favorable operating lease terms based on market conditions that exist on the date of acquisition and are amortized over the remaining term of the leases. The estimated useful life for the intangible assets is as follows:

Estimated
useful life
Operating license	20 years
Favorable leases	12-17 years
Customer relationship	5‑16 years
Operating leases	9‑16 years
Software	3‑5 years

Impairment of long-lived assets

The Group evaluates its long-lived assets or asset group including acquired intangibles with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows or market prices, management utilizes significant assumptions including revenue growth rate operating margin, capital expenditure and discount rate. These assumptions might be affected by expectations about future market and economic conditions, including the impact of COVID-19, as well as regulatory requirements.

Impairment loss on long-lived assets of RMB5,433, RMB76,089 and RMB8,500 (US$1,303) was recognized for the years ended December 31, 2018, 2019 and 2020, respectively.

Treasury stock

The Company has share repurchase programs where the shares are acquired and subject to cancellation. When a corporation's stock is repurchased for constructive retirement with or without an intention to retire the stock formally in accordance with applicable laws, an excess of par or stated value over the cost of treasury shares shall be credited to additional paid-in capital.

Fair value of financial instruments

Financial instruments include cash and cash equivalents, restricted cash, accounts receivable, certain other current assets, net investment in direct financing leases, certain long-term investments, certain other non-current assets, short-term and long-term bank and other borrowings, accounts payables, certain other current liabilities, dividend payable and certain other long-term liabilities. The carrying amounts of the Group’s cash and cash equivalents, accounts receivable, certain other current assets and accounts payable approximate fair value because of their short maturities.  The avaiable for sale debt securities  are recorded at fair value that measured using net asset value per share  as a practical expedient shall not be categorized within the fair value hierarchy in accordance with ASC 820-10-35-54B. . The carrying amounts of the Group’s short-term and long-term bank and other borrowing and secured borrowings mostly bear interest at floating rates and therefore approximate the fair value of these obligations. For those bank borrowings with fixed interest rates, management uses the discounted cash flow technique based on market interest rate for similar instruments at the balance sheet date and concludes that the carrying value approximates the fair value.

Revenue recognition

On January 1, 2018, the Group adopted ASU No. 2014-09, Revenue from Contracts with Customers, (“ASC 606”), which supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition, (“ASC 605”), using the modified retrospective transition method applied to those contracts which were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts have not been adjusted and continue to be reported in accordance with historic accounting under ASC 605. The impact of adopting the new revenue standard was not material to consolidated financial statements and there was no adjustment to beginning retained earnings on January 1, 2018.

Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements or elements of an arrangement within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Group only applies the five-step model to contracts when it is probable that the entity will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the customer.

Once a contract is determined to be within the scope of ASC 606 at contract inception, the Group reviews the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. The Group recognizes revenue based on the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied.

The Group is a principal and records revenue on a gross basis when the Group is primarily responsible for fulfilling the service, has discretion in establish pricing and controls the promised service before transferring that service to customers. Otherwise, the Group records revenue at the net amounts as commissions.

The Group recognizes revenues net of value added taxes (“VAT”). If revenue recognition is deferred to a later period, the related VAT are also deferred and will be recognized only upon recognition of the deferred revenue.

ASC 606 revenue

i.Management Services and Technical Services

The Group provides stand-alone management and technical services to certain hospitals which already possess radiotherapy and diagnostic equipment. Management services typically include the provision of diagnosis and treatment techniques, expert support, advertising and promotion as well as comprehensive operational management services. Technical services mainly include maintenance and upgrade of the radiotherapy and diagnostic equipment. Combining our management services and technical services, our planned cloud system solutions provides a more comprehensive set of services, from pre-purchasing consultation to equipment installation and maintenance. The fees for management and technical services are calculated based on a predetermined percentage of monthly revenue generated by the hospital unit or in limited instances on a fixed monthly fee. Variable fees are fully constrained at contract inception due to the uncertainty of the hospital units’ monthly revenue.  Variable fees are included in the transaction price when a significant reversal of revenue recognized is not expected to occur, typically upon receipt of the monthly revenue statement from hospitals.  Fixed monthly fees are recognized ratably over the service term.

ii.Medical equipment and consumable sales

Medical equipment sales represented sales of different sets of medical facilities like CT machines, DR machines and respirators to procurement agent of the hospitals in PRC. Consumable sales represented the sales of surgical supplies to certain hospitals in PRC. For most of the medical equipment sales contracts, the Group is primarily responsible for fulfilling the promise to provide the specified medical equipment with the inventory risk before the equipment has been transferred, and the Group also has the discretion in establishing the price. As a result, the Group acts as a principal under these contracts and management recognizes revenue on a gross basis. While under some of the medical equipment and consumable sales contracts, the Group acts primarily as a reseller and does not have pricing authority or have title to the inventory prior to delivery to the hospital. The Group is an agent and generally records revenue related to consumables sales on a net basis when the consumables are delivered to the customer and the sales price is determinable.

iii.Brand royalty fees

Brand royalty fees represented the right to use the brand of Meizhong Jiahe by several newly set-up specialty cancer hospitals on a fixed annual fee. Fixed annum fees are recognized ratably over the service term.

iv.Medical service

Hospital revenue consists of medicine income and medical service income. Medical service income include revenue generated from outpatients, which mainly consist of activities for physical examinations, treatments, surgeries and tests, as well as that generated from inpatients, which mainly consist of activities for clinical examinations and treatments, surgeries, and other fees such as room charges and nursing care. The Group is a principal as it is primarily responsible for providing medical services to the income, controls the promised services before transferring to patients, and has pricing discretion. The Group generally records revenue generated from medical service on a gross basis.

In limited instances, the patient services are provided by visiting consultants, who are doctors/medical experts without labor contracts with the Group and not considered as the Group’s employees. As the visiting consultants have the discretion to take their patients to other hospital for the required treatment and set their own consultation fee charged to patients, the Group is an agent in such arrangement.  The Group collects fees on behalf of the visiting consultants and records revenue at the net amounts as commissions.

v.Medicine income

Medicine income includes medicine prescribed to patients during or after treatment by the doctors in the Group’s hospital business. The Group is a principal as it is primarily responsible for providing medicine to the patients and has pricing discretion.  The Group generally records medicine income on a gross basis.

Cost of revenue

Network costs

Network costs mainly consist of the amortization of acquired intangibles, depreciation of medical equipment purchased, installed and operated in the network of centers and other costs, including salaries and material costs of medical supplies.

(1) Costs of lease and management service arrangements

Cost of medical equipment that is leased under an operating lease is included in property, plant and equipment in the balance sheet. The medical equipment is depreciated using the Group’s depreciation policies. The cost of the management service component is recognized as an expense as incurred.

(2) Cost of sales-type lease

Cost of sales-type lease as a lessor is recorded as the carrying value of the underlying asset at lease commencement.

(3) Cost of management services and technical services

Cost of management services and technical services mainly include labor costs, and, where applicable, medical consumables and maintenance expenses which are expensed as incurred.

(4) Cost of medical equipment and consumables sales

Cost of equipment and consumables sales, recorded either gross or net against the related revenue, includes the cost of the medical equipment and consumables purchased, and other direct costs involved in the consumables sales.

Hospital costs

Hospital costs mainly include medicine costs, medical consumables, labor costs of doctors, nurses and other staff involved in the care or treatment of patients, depreciation, hospital buildings rental fee, utilities as well as other related costs incurred in the normal business of a hospital.

Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group adopted ASC 740, Income Taxes (“ASC 740”), which clarifies the accounting and disclosure for uncertainty in income taxes. Interests and penalties arising from underpayment of income taxes shall be computed in accordance with the applicable tax laws. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interests and penalties recognized in accordance with ASC 740 is classified in the financial statements as a component of income tax expense. The adoption of this accounting standard resulted in an adjustment to beginning accumulated deficit for deferred tax liability and beginning accumulated deficit. This deferred tax liability is entirely offset and therefore resulted in a change to beginning accumulated deficit. The cumulative effect of changes made to our consolidated balance sheet as of January 1, 2018 for the adoption of ASU 2016 16 was RMB5.6 million.

In accordance with the provisions of ASC 740, the Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold is measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax positions which are included in the “accrued expenses and other liabilities” account and “accrued unrecognized tax benefits and surcharges, non-current portion” accounts are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Share-based compensation

Share-based awards and restricted shares granted to employees are accounted for under ASC 718, Compensation-Stock Compensation (“ASC 718”).

In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. The Group has elected to recognize compensation expense using the straight-line method for all share options granted with graded vesting based on service conditions. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. Forfeitures were accounted as they occur. Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest.

The Group adopted ASU 2018-07 on January 1, 2019 using the modified retrospective method and measures equity awards using their fair value on grant date. The impact of adopting the new standard was insignificant.

Loss per share

The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC Topic 260, Earnings Per Share (“ASC 260”), using the two-class method. Under the provisions of ASC 260, basic earnings per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation. The Company adjusts for the accretion of the redeemable noncontrolling interests in the calculation of income available to ordinary shareholders of the Company used in the earnings per share calculation.

Loss per share is computed in accordance with ASC 260, Earnings Per Share (“ASC 260”). Basic loss per ordinary share for continuing operations is computed by dividing loss for continuing operations attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Basic loss per ordinary share for discontinuing operations is computed by dividing loss for discontinuing operations attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share for continuing operations is calculated by dividing net loss for continuing operations attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the share-based awards, using the treasury stock method and the ordinary shares issuable upon the conversion of convertible debt instruments, using if-converted method. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting rights. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis.

For the purposes of calculating the Company’s basic and diluted earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Comprehensive loss

Comprehensive loss is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income (“ASC 220”), requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. During the periods presented, the Group’s comprehensive loss includes net loss and foreign currency translation adjustments and is presented in the consolidated statements of comprehensive loss.

Segment reporting

In accordance with ASC 280, Segment Reporting (“ASC 280”), the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who is also the executive chairman of the board of directors. The Group’s CODM evaluates segment performance based on revenues and profit by the network and hospital segments. After the disposal of CHS on November 19, 2020, the Group’s hospital reporting segment is only consisted of hospitals located in the PRC. Substantially all of the Group’s revenue and long-lived assets (mainly include property, plant and equipment) are derived from the PRC.

Impact of COVID-19

During the year ended December 31, 2020, the Company’s operations has been affected by the COVID-19 pandemic. The Company’s revenues in network operation segment declined compared to the prior period mainly due to quarantine in hospitals and decreasing willing in cancer treatment demand in private hospitals. The Company has also provided additional credit losses for accounts receivable and recognized impairment charges on its long-lived assets in the year ended December 31, 2020, due to the impact of COVID-19 and other factors.

There are still uncertainties of COVID-19’s future impact, and the extent of the impact will depend on a number of factors, including the duration and severity of COVID-19, possibility of a second wave in China, the development and progress of distribution of COVID-19 vaccine and other medical treatment, the potential change and demand in cancer treatment in private hospitals, the actions taken by government authorities, particularly to contain the outbreak, stimulate the economy to improve business condition especially for small and medium entities, almost all of which are beyond the Company’s control. As a result, certain of the Company’s estimates and assumptions, including the allowance for credit losses, the valuation of certain equity investments, long-term investments and long-lived assets subject to impairment assessments, require significant judgments and carry a higher degree of variabilities and volatilities that could result in material changes to the Company’s current estimates in future periods.

Recent accounting pronouncement pending adoption

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes. ASU 2019-12 eliminates certain exceptions related to the approach for intra period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. This guidance is effective for PBEs for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption is permitted. The Company does not expect any material impact on the consolidated statements as a result of adopting the new standard.

In January 2020, the FASB issued ASU No. 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)-Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (a consensus of the FASB Emerging Issues Task Force) ("ASU 2020-01"), which clarifies the interactions of the accounting for certain equity securities under ASC 321, investments accounted for under the equity method of accounting in ASC 323, and the accounting for certain forward contracts and purchased options accounted for under ASC 815. ASU 2020-01 could change how an entity accounts for (i) an equity security under the measurement alternative and (ii) a forward contract or purchased option to purchase securities that, upon settlement of the forward contract or exercise of the purchased option, would be accounted for under the equity method of accounting or the fair value option in accordance with ASC 825. These amendments improve current U.S. GAAP by reducing diversity in practice and increasing comparability of the accounting for these interactions. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 31, 2020. Early adoption is permitted. The Company does not expect any material impact on the consolidated statements as a result of adopting the new standard.

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity's Own Equity ("ASU 2020-06"), which focuses on amending the legacy guidance on convertible instruments and the derivatives scope exception for contracts in an entity's own equity. ASU 2020-06 simplifies an issuer's accounting for convertible instruments by reducing the number of accounting models that require separate accounting for embedded conversion features. ASU 2020-06 also simplifies the settlement assessment that entities are required to perform to determine whether a contract qualifies for equity classification. Further, ASU 2020-06 enhances information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share (EPS) guidance, i.e., aligning the diluted EPS calculation for convertible instruments by requiring that an entity use the if-converted method and that the effect of potential share settlement be included in the diluted EPS calculation when an instrument may be settled in cash or shares, adding information about events or conditions that occur during the reporting period that cause conversion contingencies to be met or conversion terms to be significantly changed. This update will be effective for the Company's fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Entities can elect to adopt the new guidance through either a modified retrospective method of transition or a fully retrospective method of transition. The Company is currently in the process of evaluating the impact of adopting ASU 2020-06 on its consolidated financial statements and related disclosure.